Secured Note Common Stock Warrants - Additional Information (Detail) (USD $)	0 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended		6 Months Ended	12 Months Ended
	Mar. 22, 2010	Mar. 31, 2014	Mar. 31, 2011	Mar. 22, 2010 Capital Units [Member] Unit	Mar. 22, 2010 Capital Units [Member] Unit	Mar. 31, 2014 Warrant [Member]	Sep. 30, 2013 Warrant [Member]	Mar. 31, 2014 Warrant [Member]	Sep. 30, 2013 Warrant [Member]
Class of Warrant or Right [Line Items]
Number of units issued				310,000	310,000
Each secured note face value	$ 1,000
Common shares called by each warrant	1.9439
Common stock purchased	602,614	602,741	602,741
Exercise price of warrants	0.01
Expiry date	Mar. 15, 2017					Mar. 15, 2017	Mar. 05, 2017
Warrant exercisable date								Mar. 22, 2011	Mar. 22, 2011
Initial fair value of the secured note warrants						$ 20,800,000	$ 20,800,000	$ 20,800,000	$ 20,800,000
Estimated fair value share price						$ 34.50	$ 34.50	$ 34.50	$ 34.50